BASIS OF PRESENTATION AND GOING CONCERN (Details) € in Thousands, $ in Thousands								12 Months Ended
	Sep. 05, 2022 EUR (€) shares	Sep. 05, 2022 USD ($)	Jun. 01, 2022 EUR (€)	Jun. 02, 2021 EUR (€) item	May 12, 2021 EUR (€)	Apr. 30, 2021	Apr. 28, 2021	Dec. 31, 2022 EUR (€)	Sep. 05, 2022 USD ($) shares	Sep. 05, 2022 $ / shares	Jun. 01, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Sep. 03, 2021 EUR (€)	Sep. 03, 2021 USD ($)	Jun. 02, 2021 USD ($) item	May 12, 2021 USD ($)
Disclosure of detailed information about business combination [line items]
Current assets								€ 29,738				€ 26,958
Current liabilities								24,307				15,317
Accumulated deficit								(72,227)				€ (68,743)
Reverse stock split						0.1	10
Period over which equity interest of acquirer is issuable			3 years
Number of premium casino slot titles held by acquiree | item				39											39
Proceeds from convertible debt, gross	€ 8,770							7,968
Face value								0
Proceeds from convertible debt, net of costs								8,053
Conversion price as a % of VWAP	87.50%								87.50%
Number of shares issued on exercise of warrants | shares	979,048								979,048
Exercise price of warrants (in dollars per share) | $ / shares										$ 9.28
Length of time to exercise warrants	60 months	60 months
Convertible Debt
Disclosure of detailed information about business combination [line items]
Proceeds from convertible debt, gross	€ 8,770								$ 8,700
Face value	10,081								$ 10,000
Proceeds from convertible debt, net of costs	€ 8,053	$ 7,989
Maturity date (in months)	24 months	24 months
Conversion price as a % of VWAP	87.50%								87.50%
Volume weighted average price measurement (in days)	5 days	5 days
Lock-up period of shares issued upon conversion	120 days	120 days
Percentage of outstanding convertible debt that may be converted per month	5.00%								5.00%
Maximum convertible debt to be converted per month	€ 1,000
Partial conversion right	33.33%								33.33%
Maximum
Disclosure of detailed information about business combination [line items]
Reverse stock split							15
Maximum | Convertible Debt
Disclosure of detailed information about business combination [line items]
Percentage of outstanding convertible debt that may be converted per month	5.00%								5.00%
Maximum convertible debt to be converted per month | $									$ 1,000
Partial conversion right	33.33%								33.33%
Minimum
Disclosure of detailed information about business combination [line items]
Reverse stock split							1
Spin Games LLC
Disclosure of detailed information about business combination [line items]
Consideration transferred			€ 16,055		€ 17,179											$ 18,402
Cash paid upon business combination					10,626											11,383
Shares			1,426
Value of common shares issued as consideration					1,426											1,528
Value of common shares to be issued as consideration			€ 4,003		€ 4,003			€ 4,003								$ 4,288
Period over which equity interest of acquirer is issuable			3 years		3 years
Wild Streak LLC
Disclosure of detailed information about business combination [line items]
Consideration transferred				€ 22,014											$ 30,000
Cash paid upon business combination				8,206									€ 62	$ 75	10,000
Value of common shares to be issued as consideration				€ 13,746											20,000
Period over which equity interest of acquirer is issuable				3 years
Purchase Agreement With Wild Streak LLC
Disclosure of detailed information about business combination [line items]
Consideration transferred			€ 17,179	€ 24,680							$ 18,402				30,075
Cash paid upon business combination			10,626	8,268							11,383				10,075
Shares			1,426								1,528
Value of common shares to be issued as consideration			€ 4,003	€ 16,412							$ 4,288				$ 20,000